Share Capital and Reserves - Schedule of Composition of Share Capital (Parentheticals) (Details) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Composition of Share Capital [Abstract]
Authorized (in New Shekels per share)	₪ 0.01	₪ 0.01
Issued and outstanding (in New Shekels per share)	₪ 0.01	₪ 0.01